OTHER OPERATING EXPENSE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Operating Expenses [Abstract]
OTHER OPERATING EXPENSE
15.  OTHER OPERATING EXPENSE

Other operating expense for the three and nine months ended September 30, 2013 and 2012 consisted of:

	For the Three Months Ended		For the Nine Month Ended
	September 30,		September 30,
	2013 (Unaudited)	2012 (Unaudited)	2013 (Unaudited)	2012 (Unaudited)
Depreciation and amortization	$28,647	$18,622	$83,926	$50,233
Travel expenses	96,910	3,715	149,052	18,329
Entertainment expenses	22,371	19,240	54,098	54,535
Legal and consulting expenses	107,686	7,509	286,964	20,514
Bank charges	96,800	67,953	296,235	184,834
Audit-related expense	57,411	116,843	211,717	183,361
Other expenses	170,408	12,460	368,611	257,068
Total	$580,233	$246,342	$1,450,603	$768,874

15.	OTHER OPERATING EXPENSE

Other operating expense for the years ended December 31, 2012 and 2011 consisted of:

	For the years ended December 31,
	2012	2011
Depreciation and amortization	$66,323	$47,586
Travel expenses	27,412	27,690
Entertainment expenses	66,685	79,965
Decoration expenses	-	31,990
Promotion expenses	25,433	27,230
Legal and consulting expenses	239,948	30,009
Car expenses	83,805	72,509
Bank charges	266,140	39,085
Auditing expense	205,554	-
Other expenses	130,630	124,523
Total	$1,111,930	$480,587

Other operating expenses mainly include depreciation and amortization expenses, entertainment expenses, bank charges and other sundry business expenses. For the years ended December 31, 2012 and 2011, other operating expenses were $1,111,930 and $480,587, respectively.